  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 27, 2006.


                                       REGISTRATION NOS. 333-118362 AND 811-6459
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                         POST-EFFECTIVE AMENDMENT NO. 5                      [X]

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 57                             [X]

                            ------------------------

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR
                          PENNINGTON, NEW JERSEY 08534
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (609) 274-6900
                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
MERRILL LYNCH LIFE INSURANCE COMPANY       SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415

                            ------------------------

   It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[ ] on ________________ pursuant to paragraph (b) of Rule 485


            (date)


[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ] on  ______________ pursuant to paragraph (a)(1) of Rule 485

            (date)

   If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-16
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                        SUPPLEMENT DATED ________, 2006
                                     TO THE
                                 PROSPECTUS FOR
                   MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                               (INVESTOR SERIES)
                              (DATED MAY 1, 2006)

This supplement updates your Prospectus for the Merrill Lynch Investor Choice Annuity(SM) (Investor Series) (the "Contract") issued through Merrill Lynch Life Variable Annuity Separate Account A. This supplement describes changes to the existing Guaranteed Minimum Income Benefit ("GMIB") offered under the Contract and it describes an enhanced Guaranteed Minimum Income Benefit option known as "GMIB Plus," which is now offered under the Contract. You may elect this benefit only at the time your Contract is issued. Significant differences between GMIB and GMIB Plus are set forth in the following chart -- see the applicable sections of this supplement for more details. You should read this supplement in its entirety and keep it together with your Prospectus for future reference.


                                  GMIB                                GMIB PLUS
-------------------------------------------------------------------------------------------------
    ISSUE AGE     Maximum issue age is 75 (older         Maximum issue age is 70 (older
                  annuitant). No minimum issue date.     annuitant) and minimum issue age is
                  No restrictions on owner(s) and        45 (younger annuitant). Only spouses
                  annuitant(s).                          may be co-owners, and natural
                                                         owner(s) must be annuitant(s).
    CHARGE        The current charge is 0.50% (0.90%     The current charge is 0.65% (1.20%
                  maximum).                              maximum).
    INVESTMENT    No investment restrictions currently   Allocation guidelines and
    RESTRICTIONS  apply.                                 restrictions apply.
    RESTRICTED    Restricted Subaccounts (3% interest    No Restricted Subaccounts (5%
    SUBACCOUNTS   on GMIB Roll-Up Base B).               interest on entire GMIB Plus Roll-Up
                                                         Base).
    GMIB ROLL-    GMIB Roll-Up Base accrues interest     GMIB Plus Roll-Up Base accrues
    UP BASE       until the earlier of 20 contract       interest until the contract
                  years or the contract anniversary on   anniversary on or following the
                  or following the oldest annuitant's    oldest annuitant's 85th birthday.
                  80th birthday.
    GMIB MAV      Anniversary values for GMIB MAV Base   Anniversary values for GMIB Plus MAV
    BASE          calculated until the contract          Base calculated until the contract
                  anniversary on or following the        anniversary on or following the
                  oldest annuitant's 80th birthday.      oldest annuitant's 85th birthday.
    OPTIONAL      No optional resets of GMIB Roll-Up     Optional resets of GMIB Plus Roll-Up
    RESET         Base.                                  Base until oldest annuitant's 75th
                                                         birthday (restarts the 10-year
                                                         waiting period).
    NO LAPSE      No Lapse Guarantee not available.      If account value is reduced to zero,
    GUARANTEE                                            No Lapse Guarantee automatically
                                                         exercises GMIB Plus.

FEE TABLE

The following additional lines should be added to the end of the table captioned "Periodic Charges Other Than Fund Expenses -- Annual Charge for Optional Riders" on page 3 of the Prospectus:

                                                              CURRENT   MAXIMUM
-------------------------------------------------------------------------------
GMIB Plus(13)                                                  0.65%     1.20%
Return of Premium GMDB (GMIB version)(14)                      0.15%     0.40%

---------------

(13) The GMIB Plus Base is the amount used to calculate the monthly income payable when the contract annuitizes under the GMIB Plus. For more information, see "Guaranteed Minimum Income Benefit Plus."

(14) The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMIB version) is available only if you elect the GMIB Plus rider. For more information, see "Death Benefit."

GUARANTEED MINIMUM INCOME BENEFIT

In the "Guaranteed Minimum Income Benefit" section of the Prospectus the following should replace the last sentence of the first paragraph on page 51 of the Prospectus:

If you elect the GMIB, you cannot elect any GMWB option or the GMIB Plus.

The following should replace the "GMIB Roll-Up Base A" section on page 53 of the
Prospectus:

GMIB ROLL-UP BASE A:  GMIB Roll-Up Base A is equal to:

     - the initial premium on the contract date plus any subsequent premiums received before the first withdrawal or the first quarterversary (whichever occurs first), allocated to the subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5%; plus

     - subsequent premiums received on or after the first quarterversary or before the first withdrawal (whichever occurs first) allocated to any subaccounts other than the Restricted Subaccounts, plus all amounts transferred into any subaccounts other than Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 5%; less

     - all "adjusted" withdrawals from, and all amounts transferred from, any subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 5%.

The following should replace the "GMIB Roll-Up Base B" section on page 53 of the
Prospectus:

GMIB ROLL-UP BASE B:  GMIB Roll-Up Base B is equal to:

     - the initial premium on the contract date plus any subsequent premiums received before the first withdrawal or the first quarterversary (whichever occurs first), allocated to Restricted Subaccounts with interest compounded daily from the contract date at an annual rate of 3%; plus

     - subsequent premiums received on or after the first quarterversary or before the first withdrawal (whichever occurs first) allocated to Restricted Subaccounts, plus all amounts transferred into Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 3%; less

     - all "adjusted" withdrawals from, and all amounts transferred from, Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 3%.

GUARANTEED MINIMUM INCOME BENEFIT PLUS

The following should be added immediately prior to the "Guaranteed Minimum Withdrawal Benefit" section on page 55 of the Prospectus:

                     GUARANTEED MINIMUM INCOME BENEFIT PLUS

GENERAL. In addition to the GMIB, we also offer the GMIB Plus, which is an enhanced version of the GMIB. As with the GMIB, you may choose to elect this option for an additional charge if you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based. Also, as with the GMIB, if you decide you want the protection that GMIB Plus provides, you must elect it when your Contract is issued. The GMIB Plus provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB Plus rider. If you elect the GMIB Plus rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. YOU MAY NEVER NEED TO RELY UPON THE GMIB PLUS RIDER, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR."

You must annuitize under the terms and conditions of the GMIB Plus rider to obtain any benefit from the rider. If you do not annuitize under the terms and conditions of the GMIB Plus rider, the charges collected for this benefit will not be refunded. There is an initial waiting period of 10 years from the contract date before you can annuitize under the GMIB Plus rider. If you elect the GMIB Plus rider, you cannot elect any GMWB option, or the GMIB. Furthermore, you cannot participate in the Dollar Cost Averaging Program.

           PLEASE NOTE THAT WHILE THE GMIB AND THE GMIB PLUS SERVE THE SAME GENERAL PURPOSE, THERE ARE DIFFERENCES BETWEEN THE TWO OPTIONS. PLEASE READ THIS SECTION AND THE "GUARANTEED MINIMUM INCOME BENEFIT" SECTION CAREFULLY TO DECIDE IF EITHER OF THESE OPTIONS IS RIGHT FOR YOU.

You cannot elect the GMIB Plus rider if you are younger than age 45 or older than age 70 on the contract date. ONLY SPOUSES MAY BE CO-OWNERS, AND CO-OWNERS MUST BE JOINT ANNUITANTS. IF THE OWNER IS A NATURAL PERSON, THEN THE ANNUITANT MUST BE THE OWNER. THE GMIB PLUS RIDER IS IRREVOCABLE -- THAT IS, YOU MAY NOT CANCEL THE GMIB PLUS RIDER ONCE YOU ELECT IT. The GMIB Plus rider will terminate upon full surrender, annuitization (under the Contract or the GMIB Plus rider), expiration of the last exercise period, death, or termination of the Contract. However, the GMIB Plus rider will not terminate at death if a spousal beneficiary (who is also a joint annuitant) elects to continue the Contract under the spousal beneficiary continuation option or if an eligible spousal beneficiary (who is not a co-owner/joint annuitant, but is at least age 45 on the spousal continuation date) elects to continue the GMIB Plus rider as the sole owner/annuitant (if the GMIB Plus rider is still available under the Contract). The last exercise date and the last optional reset date are based on the surviving spouse's age on the spousal continuation date, if earlier. The GMIB Plus rider currently may not be available in every state.

IMPORTANT INFORMATION ABOUT THE GMIB PLUS RIDER:

- We will not refund the GMIB Plus charges, even if you do not annuitize under the GMIB Plus rider.
- There is an initial 10-year waiting period before you can annuitize under the GMIB Plus rider. (If you choose to reset the GMIB Plus Roll-Up Base on a contract anniversary, a new 10-year waiting period begins.)
- You must elect the GMIB Plus rider at contract issue.
- Once you elect the GMIB Plus rider, you cannot cancel it.
- You cannot elect the GMIB Plus rider if you are younger than age 45 or older than age 70.
- If you elect the GMIB Plus rider, we require you to comply with allocation guidelines and restrictions.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME. If you elect the GMIB Plus rider, we determine the amount of minimum income available to you on the date you exercise the GMIB

Plus rider by applying the GMIB Plus Base (less applicable premium taxes) to the GMIB Plus Annuity Option Payout Rates ("GMIB Plus rates") for the annuity option you select.

           THE GMIB PLUS BASE IS ONLY USED TO CALCULATE THE GMIB PLUS GUARANTEED INCOME PAYMENTS, AND DOES NOT ESTABLISH OR
           GUARANTEE AN ACCOUNT VALUE, CASH VALUE, MINIMUM DEATH
           BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT.

Because the GMIB Plus rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB Plus rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB Plus rider as a payment "floor." Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.

GMIB PLUS BASE. The GMIB Plus Base equals the greater of the GMIB Plus MAV Base and the GMIB Plus Roll-Up Base.

GMIB PLUS MAV BASE. The GMIB Plus MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by "adjusted" withdrawals since the contract date or that anniversary.

For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a) /(b) where:

     (a) = GMIB Plus MAV Base and

     (b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate anniversary values until the earlier of:

     - the contract anniversary on or following the oldest annuitant's 85th birthday; or

     - the date you exercise your GMIB Plus.

Changes in annuitant may cause the GMIB Plus rider to terminate. If the rider continues in effect, changes in annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB PLUS ROLL-UP BASE:  GMIB Plus Roll-Up Base is equal to:

     - the initial premium plus any subsequent premiums received before the first withdrawal or the first quarterversary following the contract date (whichever occurs first) with interest compounded daily from the contract date at an annual rate of 5%; plus

     - all subsequent premiums received on or after the first quarterversary or before the first withdrawal (whichever occurs first) following the contract date with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment at an annual rate of 5%; less

     - all "adjusted" withdrawals with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal at an annual rate of 5%.

       The GMIB Plus Roll-Up Base will not be less than zero.
                                        4

For this formula, each "adjusted" withdrawal is equal to the amount of such withdrawal multiplied by an adjustment factor.

If the total of all withdrawals during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Plus Roll-Up Base as of the beginning of the contract year, the adjustment factor is 1.0.

If the total of all withdrawals, including the requested withdrawal, is greater than 5% times the GMIB Plus Roll-Up Base as of the beginning of the contract year, the adjustment factor for the requested withdrawal is (a) divided by (b) where:

     (a) = GMIB Plus Roll-Up Base and

     (b) = the account value


Both (a) and (b) are calculated immediately prior to such withdrawal.


Interest accrues until the earlier of:

     - the contract anniversary on or following the oldest annuitant's 85th birthday; or

     - the date you exercise the GMIB Plus rider.


If there is a change of annuitant and the GMIB Plus rider continues, the period of time used to determine interest will not increase. If the new annuitant is older than the previous annuitant, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.


ALLOCATION GUIDELINES AND RESTRICTIONS. If you elect the GMIB Plus rider, you must participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. Currently, we will also permit you to use certain models in our Asset Allocation Program to satisfy these requirements. For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections in your Prospectus.

REBALANCING PROGRAM. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix G of the Prospectus.

Your total allocations must equal 100%. You may change your premium allocations provided the resulting allocation continues to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB Plus rider is in effect.

IMPORTANT MECHANICS OF THE REBALANCING PROGRAM.

     - You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

     - Your first rebalancing date must be within 95 days from the contract date.

     - You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

     - You may request to change your instructions while the GMIB Plus rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

     - If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMIB Plus rider will be terminated.

     - Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMIB Plus rider is in effect.

ASSET ALLOCATION PROGRAM. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

     - Income;

     - Income & Growth; or

     - Growth.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions. If you do NOT provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.

OPTIONAL RESET. On each contract anniversary up to and including the contract anniversary on or following the oldest annuitant's 75th birthday, you can request that the GMIB Plus Roll-Up Base be reset on such anniversary to equal the contract value. Your request must be by written notification to our service center and must be received no later than 30 days following such anniversary. IF YOU ELECT TO INCREASE THE GMIB PLUS ROLL-UP BASE TO THE CURRENT CONTRACT VALUE, A NEW 10-YEAR WAITING PERIOD BEGINS BEFORE YOU CAN EXERCISE GMIB PLUS.

CONDITIONS FOR ELECTING TO RECEIVE INCOME PAYMENTS. You cannot exercise the GMIB Plus until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary following the later of the contract date or the date of the last optional reset, if any. AFTER THE WAITING PERIOD, YOU MAY EXERCISE THE GMIB PLUS ONLY ON OR DURING THE 30 DAY PERIOD FOLLOWING EACH CONTRACT ANNIVERSARY. The last timeframe during which you can exercise the GMIB Plus begins at the contract anniversary on or following the 85th birthday of the oldest annuitant named at any time under the GMIB Plus rider and expires 30 days later.

If you annuitize your Contract at any time other than during a permitted exercise period, the GMIB Plus is not available. For example, you cannot exercise the rider if you annuitize your Contract 12 1/2 years after you purchase the Contract or seven years after you purchase the Contract.

     - You are not required to use the GMIB Plus rider to receive annuity payments. However, we will not refund charges paid for the GMIB Plus rider if you annuitize outside of the terms and conditions of the GMIB Plus rider.

     - The last exercise date and the last optional reset date are determined based upon the surviving spouse's age on the spousal continuation date, if earlier.

AVAILABLE ANNUITY OPTIONS. The annuity options available when using the GMIB Plus to receive your fixed income are limited to the following:

     - Life Annuity

     - Joint and Survivor Life Annuity

     - Life Annuity with Payments Guaranteed for 10 Years

     - Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or the Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated person is deemed to be the joint annuitant for purposes of the GMIB Plus rider.

CHANGE OF ANNUITANT. In general, we will not permit a change of annuitant if as of the contract date, the new annuitant was younger than age 45 or older than age 70. If in the future the law requires us to permit such changes, the GMIB Plus rider will terminate. In addition, if the annuitant is changed to a spousal beneficiary who as of the Spousal Continuation Date was younger than age 45, the GMIB Plus rider will terminate. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB Plus rider will terminate.

CHANGE OF OWNER/ANNUITANT. If there is a change of owner/annuitant or an assignment of this Contract (in states where applicable), this rider will terminate unless the owner/annuitant is changed under any of the circumstances described below:

     1) a spouse of the current owner/annuitant is added as co-owner/joint annuitant who is at least age 45, but not older than age 70 as of the contract date;

     2) a spouse of the current owner/annuitant is removed as a co-owner/joint annuitant;

     3) as the result of the creation or termination of a trust, the life (or lives) upon which payment of the GMIB Plus is based has not changed.

NO LAPSE GUARANTEE. If your account value is reduced to zero and the amount of your withdrawals has not exceeded 5% of the GMIB Plus Roll-Up Base as of the beginning of that contract year, then the following will occur:

     1) An annuity date no earlier than the next contract anniversary will be set;

     2) the GMIB Plus Base less any applicable premium taxes as of such date will be applied to the GMIB Plus annuity option payout rates for the annuity option you select based on the age and sex (where permissible) of the annuitant(s); and

     3) all riders attached to the Contract will terminate.

Any withdrawal which causes total withdrawals in any contract year to exceed 5% of the GMIB Plus Roll-Up Base will irrevocably terminate the No Lapse Guarantee.

PLEASE NOTE THAT WHILE THE NO LAPSE GUARANTEE IS IN EFFECT, THE FOLLOWING PROVISIONS OF YOUR CONTRACT ARE WAIVED:

- THE INACTIVE CONTRACT PROVISION WHICH IS DISCUSSED UNDER "INACTIVE CONTRACT" IN THIS PROSPECTUS.

- THE MINIMUM SURRENDER VALUE THAT IS DISCUSSED UNDER "PARTIAL WITHDRAWALS" IN THIS PROSPECTUS. HOWEVER, THIS PROVISION IS NOT WAIVED FOR A PARTIAL WITHDRAWAL THAT CAUSES THE NO LAPSE GUARANTEE TO BE TERMINATED.

GMIB PLUS CHARGE. We deduct a charge for the GMIB Plus rider that compensates us for the costs and risks we assume in providing this benefit. (See "Charges, Deductions, and Credits -- GMIB Charge.")

The following should be added before GMDB Base -- Maximum Anniversary Value on page 43 of the Prospectus:

GMDB BASE-RETURN OF PREMIUM (GMIB VERSION). In addition to the other available GMDB options, a modified Return of Premium GMDB is available for an additional charge ONLY IF YOU ELECT GMIB PLUS. The Return of Premium GMDB (GMIB version) must be elected on the contract date and cannot be canceled.

Please note that the Return of Premium GMDB (GMIB version) DIFFERS from the standard Return of Premium GMDB in the following ways:

     - The GMDB Base is reduced dollar-for-dollar for withdrawals up to 5% of the GMIB Roll-Up Base at the beginning of a contract year (known as the "dollar-for-dollar limit"). If a requested withdrawal during the contract year causes total withdrawals during the contract year to exceed the dollar-for-dollar limit, then the GMDB Base equals the current GMDB Base reduced by the "adjusted withdrawal" amount, which equals the requested withdrawal amount multiplied by (a) divided by (b) where:

           (a) = GMDB Base

           (b) = the account value.

        Both (a) and (b) are calculated immediately prior to such withdrawal.

     - If a permissible owner/annuitant change is made (other than as a result of spousal continuation or ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the Return of Premium GMDB Base (GMIB Version) will be reset to equal the current contract value, if lower.

     - The Return of Premium GMDB (GMIB version) will terminate if the GMIB Plus rider terminates (for a reason other than surpassing the GMIB Plus last exercise date), the GMIB Plus rider is exercised, or the Contract reaches maturity.

GMIB CHARGE

The following replaces the "GMIB Charge" section on page 67 of the Prospectus:

                                  GMIB CHARGE

If you elect a GMIB option, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct this charge after the annuity date or the last exercise date. The current and maximum GMIB charge percentages vary according to the type of GMIB that you choose. (See the "Fee Table.") We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage. The amount of the GMIB charge is calculated on each monthaversary by multiplying the applicable GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See "Guaranteed Minimum Income Benefit" and "Guaranteed Minimum Income Benefit Plus" for a definition of the GMIB Base and the GMIB Plus Base, respectively.) On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMIB charges. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMIB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

                                     * * *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.

  PLEASE REPLACE CURRENT APPENDIX E IN YOUR PROSPECTUS WITH THE EXAMPLE BELOW.

                      APPENDIX E -- EXAMPLE OF GMIB RIDERS

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE GUARANTEED MINIMUM INCOME BENEFIT. NO INVESTMENT RETURNS ARE ASSUMED AS ONLY THE GMIB GUARANTEED MINIMUM PAYMENTS ARE ILLUSTRATED. ACTUAL INVESTMENT RETURNS MAY RESULT IN A HIGHER PAYMENT. HOWEVER, BOTH GMIB RIDERS WOULD GENERALLY NOT HAVE PROVIDED ANY ADDITIONAL BENEFIT IN THESE CASES UNLESS THERE WAS A SUDDEN, SHARP DECLINE IN INVESTMENT RETURNS. THE EXAMPLE ASSUMES NO INVESTMENT IN RESTRICTED SUBACCOUNTS (NOT APPLICABLE FOR GMIB PLUS), NO WITHDRAWALS AND NO PREMIUM TAXES. ANY CHANGE TO THESE ASSUMPTIONS WOULD REDUCE THE GMIB BASE AND THEREFORE THE GMIB GUARANTEED MINIMUM PAYMENT.

FACTS: Assume that a male, age 55 purchases a Merrill Lynch Investor Choice Annuity (B Class) Contract on June 1, 2006 with an initial premium payment of $100,000, selects GMIB (or GMIB PLUS) and specifies the Life with Payments Guaranteed for 10 Years annuity option. The following chart shows the GMIB guaranteed minimum payout amounts under each rider if he were to exercise GMIB on the Contract Anniversaries shown:

                         ----------------------------------------------------
                                GMIB RIDER               GMIB PLUS RIDER
-----------------------------------------------------------------------------
                                      ANNUAL GMIB                 ANNUAL GMIB
CONTRACT ANNIVERSARY*    GMIB BASE    PAYMENTS**     GMIB BASE    PAYMENTS**
-----------------------------------------------------------------------------
(5(th)) June 1, 2011     $127,628        Not         $127,628        Not
                                      Available                   Available
                                         For                         For
                                       Exercise                    Exercise
-----------------------------------------------------------------------------
(10(th)) June 1, 2016    $162,889       $9,011       $162,889       $9,011
-----------------------------------------------------------------------------
(15(th)) June 1, 2021    $207,893      $12,997       $207,893      $12,997
-----------------------------------------------------------------------------
(20(th)) June 1, 2026    $265,330      $18,976       $265,330      $18,976
-----------------------------------------------------------------------------
(25(th)) June 1, 2031    $265,330      $21,715       $338,635      $27,714
-----------------------------------------------------------------------------
(30(th)) June 1,
  2036***                $265,330      $24,516       $432,194      $39,935
-----------------------------------------------------------------------------
(35(th)) June 1, 2041         n/a        GMIB             n/a        GMIB
                                      TERMINATED                  TERMINATED
-----------------------------------------------------------------------------

  * The Contract may also be annuitized under the terms and conditions of each GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

 ** GMIB payments must be made on a monthly basis. Annual amounts (monthly times
    12) are illustrative.

*** If the contract were not annuitized during the 30 day period following this contract anniversary, each GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMIB BASE AND DETERMINE THE ACTUAL PAYOUT AMOUNT UPON EXERCISE OF GMIB, SEE "GUARANTEED MINIMUM INCOME BENEFIT" FOR THE GMIB RIDER AND "GUARANTEED MINIMUM INCOME BENEFIT PLUS" FOR THE GMIB PLUS RIDER.

                          MERRILL LYNCH LIFE INSURANCE


                                    COMPANY



                      MERRILL LYNCH LIFE VARIABLE ANNUITY


                               SEPARATE ACCOUNT A


                        SUPPLEMENT DATED ________, 2006


                                     TO THE


                                 PROSPECTUS FOR


                   MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)


                               (INVESTOR SERIES)


                              (DATED MAY 1, 2006)



This supplement updates your Prospectus for the Merrill Lynch Investor Choice Annuity(SM) (Investor Series) (the "Contract") issued through Merrill Lynch Life Variable Annuity Separate Account A. In addition to the other available GMDB options under your Contract, this supplement describes a modified Return of Premium GMDB that is available for an additional charge only to contract owners who elect a Guaranteed Minimum Withdrawal Benefit ("GMWB"). You should read this supplement in its entirety and keep it together with your Prospectus for future reference.



FEE TABLE



The following additional line should be added to the end of the table captioned "Periodic Charges Other Than Fund Expenses -- Annual Charge for Optional Riders" on page 3 of the Prospectus:



                                                              CURRENT   MAXIMUM
-------------------------------------------------------------------------------
Return of Premium GMDB (GMWB version)(15)                      0.15%     0.40%


---------------


(15) The GMDB Base is generally the minimum value that would be paid under this GMDB. This rider is available only if you elect a GMWB option. For more information, see "Death Benefit."



The following should be added before GMDB Base -- Maximum Anniversary Value on page 43 of the Prospectus:



RETURN OF PREMIUM GMDB (GMWB VERSION). In addition to the other available GMDB options, a modified Return of Premium GMDB is available for an additional charge only if you elect a GMWB option. The Return of Premium GMDB (GMWB version) must be elected with a GMWB rider on the Contract Date. This rider is irrevocable once elected. It will terminate if you cancel the GMWB rider or the GMWB rider reaches settlement.



Please note that the Return of Premium GMDB (GMWB version) DIFFERS from the standard Return of Premium GMDB in the following ways:



     - The GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount.



     - If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount.



     - The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base. (See "GMWB Base" in the Prospectus for a discussion on how the GMWB Base is calculated).



                                     * * *



If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.

This registration statement incorporates by reference the prospectus and statement of additional information dated May 1, 2006 for the Contracts, as filed in Post - Effective Amendment No. 4 to the Registration Statement on Form N - 4 (File No. 333 - 118362) filed on April 21, 2006.

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements
      (1)       Financial Statements of Merrill Lynch Life Variable Annuity
                 Separate Account A as of December 31, 2005; and for the two
                 years ended December 31, 2005; and the Notes relating
                 thereto appear in the Statement of Additional Information.
      (2)       Financial Statements of Merrill Lynch Life Insurance Company
                 for the three years ended December 31, 2005; and the Notes relating thereto appear in the Statement of Additional
                 Information.
(b)  Exhibits
      (1)       Resolution of the Board of Directors of Merrill Lynch Life
                 Insurance Company establishing the Merrill Lynch Life
                 Variable Annuity Separate Account A. (Incorporated by
                 Reference to Registrant's Post-Effective Amendment No. 10
                 to Form N-4, Registration No. 33-43773 Filed December 10,
                 1996.)
      (2)       Not Applicable.
      (3)       Underwriting Agreement Between Merrill Lynch Life Insurance
                 Company and Merrill Lynch, Pierce, Fenner & Smith
                 Incorporated. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 10 to Form N-4, Registration
                 No. 33-43773 Filed December 10, 1996.)
      (4) (a)   Form of Contract for the Flexible Premium Individual
                 Deferred Variable Annuity (Return of Premium).
                 (Incorporated by reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-118362 Filed
                 August 19, 2004.)
          (b)   Form of Contract for the Flexible Premium Individual
                 Deferred Variable Annuity (Account Value). (Incorporated by
                 reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-118362 Filed August 19, 2004.)
          (c)   Return of Premium NAIC Model Non-Forfeiture Interest Rate
                 Schedule Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (d)   Return of Premium Fixed Non-Forfeiture Interest Rate
                 Schedule Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (e)   Account Value NAIC Model Non-Forfeiture Interest Rate
                 Schedule Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (f)   Account Value Fixed Non-Forfeiture Interest Rate Schedule
                 Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (g)   Guaranteed Minimum Income Benefit Endorsement and Schedule
                 Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (h)   Return of Premium Guaranteed Minimum Death Benefit
                 Endorsement and Schedule Pages. (Incorporated by reference to Registrant's Registration Statement on Form N-4,
                 Registration No. 333-118362 Filed August 19, 2004.)
          (i)   Maximum Anniversary Value Guaranteed Minimum Death Benefit
                 Endorsement and Schedule Pages. (Incorporated by reference to Registrant's Registration Statement on Form N-4,
                 Registration No. 333-118362 Filed August 19, 2004.)
          (j)   Roll-Up Guaranteed Minimum Death Benefit Endorsement and
                 Schedule Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)

                      (k)        Greater of Maximum Anniversary Value and Roll-Up Guaranteed Minimum Death Benefit Endorsement
                                  and Schedule Pages. (Incorporated by reference to Registrant's Registration Statement on Form
                                  N-4, Registration No. 333-118362 Filed August 19, 2004.)
                      (l)        Additional Death Benefit Endorsement and Schedule Pages. (Incorporated by reference to
                                  Registrant's Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19,
                                  2004.)
                      (m)        Bonus Endorsement and Schedule Pages. (Incorporated by reference to Registrant's Pre-Effective
                                  Amendment No. 1 to Form N-4, Registration No. 333-118362 Filed January 31, 2005.)
                      (n)        Spousal Beneficiary Continuation Endorsement (Incorporated by reference to Registrant's
                                  Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)
                      (o)        Guaranteed Minimum Withdrawal Benefit Rider and Schedule Pages. (Incorporated by reference to
                                  Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 3 to the
                                  Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No.
                                  333-118362 Filed December 2, 2005.)
                      (p)        Guaranteed Minimum Income Benefit Plus Endorsement and Schedule Pages.
                      (q)        Schedule Pages for Guaranteed Minimum Income Benefit Endorsement.
                      (r)        Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMIB Plus Version).
                      (s)        Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMWB Version).
                 (5)  (a)        Form of Application for the Flexible Premium Individual Deferred Variable Annuity. (Incorporated
                                  by reference to Registrant's Registration Statement on Form N-4, Registration No. 333-118362
                                  Filed August 19, 2004.)
                      (b)        Form of revised Application for the Flexible Premium Individual Deferred Variable Annuity.
                                  (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A's
                                  Post-Effective Amendment No. 3 to the Registration Statement Under the Securities Act of 1933
                                  on Form N-4, Registration No. 333-118362 Filed December 2, 2005.)
                 (6)  (a)        Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of
                                  Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)
                      (b)        Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. (Incorporated by Reference
                                  to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed
                                  December 10, 1996.)
                 (7)             Not Applicable.
                 (8)  (a)        Amended General Agency Agreement. (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994.)
                      (b)        Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency,
                                  Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43773 Filed December 10, 1996.)
                      (c)        Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset
                                  Management, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to
                                  Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

          (d)   Agreement Between Merrill Lynch Life Insurance Company and
                 Merrill Lynch Variable Series Funds, Inc. Relating to
                 Maintaining Constant Net Asset Value for the Domestic Money
                 Market Fund. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 10 to Form N-4, Registration
                 No. 33-43773 Filed December 10, 1996.)
          (e)   Agreement Between Merrill Lynch Life Insurance Company and
                 Merrill Lynch Variable Series Funds, Inc. Relating to
                 Valuation and Purchase Procedures. (Incorporated by
                 Reference to Registrant's Post Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                 1996.)
          (f)   Amended Service Agreement Between Merrill Lynch Life
                 Insurance Company and Merrill Lynch Insurance Group, Inc.
                 (Incorporated by Reference to Registrant's Post-Effective
                 Amendment No. 5 to Form N-4, Registration No. 33-43773
                 Filed April 28, 1994.)
          (g)   Reimbursement Agreement Between Merrill Lynch Asset
                 Management, L.P. and Merrill Lynch Life Agency, Inc.
                 (Incorporated by Reference to Registrant's Post-Effective
                 Amendment No. 10 to Form N-4, Registration No. 33-43773
                 Filed December 10, 1996.)
          (h)   Amendment to the Reimbursement Agreement Between Merrill
                 Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                 Inc. (Incorporated by Reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-90243 Filed November 3, 1999.)
          (i)   Agreement between Merrill Lynch Life Insurance Company and
                 Merrill Lynch Series Fund, Inc. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration
                 Statement filed by Merrill Lynch Variable Life Separate
                 Account on Form S-6 (File No. 33-55472).)
          (j)   Form of Participation Agreement Between Merrill Lynch
                 Variable Series Funds, Inc. and Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 10 to Form N-4,
                 Registration No. 33-43773 Filed December 10, 1996.)
          (k)   Amendment to the Participation Agreement Between Merrill
                 Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-90243 Filed November 3, 1999.)
          (l)   Participation Agreement By And Among AIM Variable Insurance
                 Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 11 to Form N-4,
                 Registration No. 33-43773 Filed April 23, 1997.)
          (m)   Amendment to the Participation Agreement By And Among AIM
                 Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                 Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-90243 Filed November 3, 1999.)
          (n)   Form of Participation Agreement Among Merrill Lynch Life
                 Insurance Company, Alliance Capital Management L.P., and
                 Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                 N-4, Registration No. 33-43773 Filed December 10, 1996.)
          (o)   Amendment to the Participation Agreement Among Merrill Lynch
                 Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997.
                 (Incorporated by Reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-90243 Filed
                 November 3, 1999.)
          (p)   Amendment to the Participation Agreement Among Merrill Lynch
                 Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998.
                 (Incorporated by Reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-90243 Filed
                 November 3, 1999.)

          (q)   Amendment to the Participation Agreement Among Merrill Lynch
                 Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999.
                 (Incorporated by Reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-90243 Filed
                 November 3, 1999.)
          (r)   Form of Participation Agreement Between Davis Variable
                 Account Fund, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's Pre-
                 Effective Amendment No. 2 to Form N-4, Registration No.
                 333-90243 Filed March 31, 2000.)
          (s)   Form of Participation Agreement Between PIMCO Variable
                 Insurance Trust and Merrill Lynch Life Insurance Company.
                 (Incorporated by Reference to Registrant's Pre-Effective
                 Amendment No. 2 to Form N-4, Registration No. 333-90243
                 Filed March 31, 2000.)
          (t)   Form of Participation Agreement Between Van Kampen Life
                 Investment Trust and Merrill Lynch Life Insurance Company.
                 (Incorporated by Reference to Registrant's Pre-Effective
                 Amendment No. 2 to Form N-4, Registration No. 333-90243
                 Filed March 31, 2000.)
          (u)   Form of Participation Agreement Between American Century
                 Variable Portfolios, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 19 to Form N-4, Registration
                 No. 33-43773 Filed April 30, 2001.)
          (v)   Form of Participation Agreement Between Federated Securities
                 Corp., Insurance Series, and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 7 to Form N-4, Registration
                 No. 333-90243 Filed April 23, 2004.)
          (w)   Form of Participation Agreement Between PIMCO Advisors VIT,
                 OCC Distributors LLC, and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 7 to Form N-4, Registration
                 No. 333-90243 Filed April 23, 2004.)
          (x)   Form of Participation Agreement Between American Funds
                 Insurance Series, Capital Research and Management Company, and Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Post-Effective Amendment No. 1 to
                 Form N-4 Registration No. 333-118362 Filed April 25, 2005.)
          (y)   Form of Participation Agreement Between Cohen & Steers VIF
                 Realty Fund, Inc., Cohen & Steers Securities, LLC, and
                 Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Post-Effective Amendment No. 1 to
                 Form N-4 Registration No. 333-118362 Filed April 25, 2005.)
          (z)   Form of Participation Agreement Between Dreyfus Variable
                 Investment Fund, The Dreyfus Corporation, and Merrill Lynch
                 Life Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 1 to Form N-4
                 Registration No. 333-118362 Filed April 25, 2005.)
          (aa)  Form of Participation Agreement Between Eaton Vance Variable
                 Trust, Eaton Vance Distributors, Inc., and Merrill Lynch
                 Life Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 1 to Form N-4
                 Registration No. 333-118362 Filed April 25, 2005.)
          (bb)  Form of Participation Agreement Between Franklin Templeton
                 Variable Insurance Products Trust, Franklin/Templeton
                 Distributors, Inc., Merrill Lynch Life Insurance Company, and Merrill Lynch, Pierce, Fenner & Smith Incorporated.
                 (Incorporated by Reference to Registrant's Post-Effective
                 Amendment No. 1 to Form N-4 Registration No. 333-118362
                 Filed April 25, 2005.)
          (cc)  Form of Participation Agreement Between Pioneer Variable
                 Contracts Trust, Pioneer Investment Management, Inc.,
                 Pioneer Funds Distributor, Inc., and Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 1 to Form N-4
                 Registration No. 333-118362 Filed April 25, 2005.)

          (dd)  Form of Participation Agreement Between Wanger Advisors
                 Trust, Columbia Funds Distributor, Inc., and Merrill Lynch
                 Life Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 1 to Form N-4
                 Registration No. 333-118362 Filed April 25, 2005.)
          (ee)  Form of Participation Agreement Between Oppenheimer Variable
                 Account Funds, OppenheimerFunds, Inc., and Merrill Lynch
                 Life Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 1 to Form N-4
                 Registration No. 333-118362 Filed April 25, 2005.)
          (ff)  Form of Amendment to Participation Agreement Between Pioneer
                 Variable Contracts Trust, Pioneer Investment Management,
                 Inc., Pioneer Funds Distributor, Inc., and Merrill Lynch
                 Life Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 4 to the
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed April 21, 2006.)
      (9)       Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                 to the legality of the securities being registered.
                 (Incorporated by Reference to Registrant's Pre-Effective
                 Amendment No. 1 to Form N-4, Registration No. 333-118362
                 Filed January 31, 2005.)
     (10) (a)   Written Consent of Sutherland Asbill & Brennan LLP. (To Be
                 Filed by Amendment)
          (b)   Written Consent of Deloitte & Touche LLP, independent
                 registered public accounting firm. (To Be Filed by
                 Amendment)
          (c)   Written Consent of Barry G. Skolnick, Esq. (To Be Filed by
                 Amendment)
     (11)       Not Applicable.
     (12)       Not Applicable.
     (13) (a)   Powers of Attorney. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 4 to the
                 Registration Statement on Form N-4, Registration No. 333-
                 118362 Filed April 21, 2006.)


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*

            NAME                  PRINCIPAL BUSINESS ADDRESS               POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------------
Deborah J. Adler............  1300 Merrill Lynch Drive, 2nd Floor  Director, Chairman of the Board,
                                                                   President,
                              Pennington, New Jersey 08534         Chief Executive Officer and Chief
                                                                   Actuary.
John C. Carroll.............  800 Scudders Mill Road 3-D           Director and Senior Vice President.
                              Plainsboro, NJ 08536
Joseph E. Justice...........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President,
                              Pennington, New Jersey 08534         Chief Financial Officer, and Treasurer.
Paul Michalowski............  1300 Merrill Lynch Drive, 2nd Floor  Director and Vice President.
                              Pennington, New Jersey 08534
Barry G. Skolnick...........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President and
                              Pennington, New Jersey 08534         General Counsel.
Joseph Benesch..............  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Andrew J. Bucklee...........  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Toni DeChiara...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Scott Edblom................  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Product Actuary.
                              Pennington, New Jersey 08534
Elizabeth Garrison..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Controller.
                              Pennington, New Jersey 08534
Richard Gracey..............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Actuary.
                              Pennington, New Jersey 08534

            NAME                  PRINCIPAL BUSINESS ADDRESS               POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------------
Frances C. Grabish..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Roger Helms.................  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Sharon Hockersmith..........  4804 Deer Lake Drive East            Senior Vice President, Administration.
                              Jacksonville, FL 32246
Radha Lakshminarayanan......  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Corporate
                              Pennington, New Jersey 08534         Actuary.
Kirsty Lieberman............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Patrick Lusk................  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Appointed Actuary.
                              Pennington, New Jersey 08534
Robin A. Maston.............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior
                              Pennington, New Jersey 08534         Compliance Officer.
Jane R. Michael.............  4804 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246
Terry L. Rapp...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Assistant Director of
                              Pennington, New Jersey 08534         Compliance.
Robert Rohrbach.............  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Concetta M. Ruggiero........  800 Scudders Mill Road-3D            Senior Vice President.
                              Plainsboro, New Jersey 08536
Lori M. Salvo...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President, Chief Compliance
                                                                   Officer,
                              Pennington, New Jersey 08534         Senior Counsel, Director of Compliance,
                                                                   and Secretary.
Sarah Scanga................  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Cheryl Y. Sullivan..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Counsel.
                              Pennington, New Jersey 08534
Greta Rein Ulmer............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Compliance
                              Pennington, New Jersey 08534         Officer.
Kelley Woods................  4804 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246

---------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of December 31, 2005 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated
     (1)................................................        Delaware
     Merrill Lynch Life Agency Inc. (2).................        Washington
     Merrill Lynch Professional Clearing Corp. (3)......        Delaware
     Merrill Lynch Singapore Commodities Pte. Ltd. .....        Singapore
     The Advest Group, Inc. ............................        Delaware
       Advest, Inc. ....................................        Delaware
          Advest Insurance Agency, Inc. ................        Massachusetts
          Balanced Capital Services, Inc. ..............        Connecticut
       Vercoe Insurance Agency, Inc. ...................        Ohio
     Merrill Lynch Capital Services, Inc. ..............        Delaware
       Merrill Lynch Commodities, Inc. .................        Delaware
          Merrill Lynch Commodities (Europe) Holdings
            Limited (4).................................        England
            Merrill Lynch Commodities (Europe)
               Limited..................................        England
               Merrill Lynch Commodities (Europe)
                 Trading Limited........................        England
               Merrill Lynch Commodities GmbH...........        Germany
     Merrill Lynch Government Securities, Inc. .........        Delaware
       Merrill Lynch Money Markets Inc. ................        Delaware
     Merrill Lynch Group, Inc. .........................        Delaware
       Investor Protection Insurance Company............        Vermont
       Merrill Lynch Credit Reinsurance Limited.........        Bermuda
       FAM Distributors, Inc. ..........................        Delaware
       Merrill Lynch Investment Holdings (Mauritius)
          Limited (5)...................................        Mauritius
          Merrill Lynch (Mauritius) Investments
            Limited.....................................        Mauritius
       ML Invest Holdings Limited (6)...................        England
       Merrill Lynch Investment Managers Group Limited
          (7)...........................................        England
          Mercury Carry Company Ltd. (Isle of Man)......        Isle of Man
          Merrill Lynch Pensions Limited................        England
          Merrill Lynch Investment Managers Holdings
            Limited (8).................................        England
            Merrill Lynch Fund Managers Limited.........        England
            Merrill Lynch Investment Managers Limited
               (9)......................................        England
               Merrill Lynch Investment Managers Societa
                 di Gestione del Risparmio S.p.A. ......        Italy
            Merrill Lynch Investment Managers
               International Limited (10)...............        England

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
       Merrill Lynch Investment Managers (Finance)
          Limited.......................................        England
          Merrill Lynch Investment Managers Holdings
            B.V. (11)...................................        Netherlands
            Merrill Lynch Investment Managers
               (Netherlands) B.V. ......................        Netherlands
            Merrill Lynch Investment Managers (Channel
               Islands) Limited.........................        England
            Merrill Lynch Investment Managers (Dublin)
               Limited..................................        Ireland
            Merrill Lynch Investment Managers
               (Luxembourg) S.A. .......................        Luxembourg
            Merrill Lynch Investment Managers Limited
               (Australia)..............................        Australia
            Merrill Lynch Investment Managers (Isle of
               Man) Holdings Limited....................        Isle of Man
               Merrill Lynch Fund Managers (Isle of Man)
                 Limited................................        Isle of Man
               Merrill Lynch Insurance PCC Limited......        Isle of Man
     Princeton Services, Inc. ..........................        Delaware
       Fund Asset Management, L.P. (12).................        Delaware
          IQ Investment Advisors LLC....................        Delaware
       Princeton Administrators, L.P. (11)..............        Delaware
       Merrill Lynch Investment Managers, L.P. (11).....        Delaware
          Merrill Lynch Investment Managers Co.,
            Ltd. .......................................        Japan
          Merrill Lynch Investment Managers, LLC........        Delaware
          Merrill Lynch Alternative Investments LLC.....        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
       Financial Data Services, Inc. ...................        Florida
          ML Mortgage Holdings Inc. ....................        Delaware
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
       Roszel Advisors, LLC.............................        Delaware
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
       Merrill Lynch International Bank Limited (13)....        England
          Mortgages 1 Limited...........................        England
          Majestic Acquisitions Limited.................        England
            Mortgage Holdings Limited...................        England
            Mortgages PLC...............................        England

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
          Merrill Lynch Bank (Suisse) S.A. .............        Switzerland
            MLBS Fund Management S.A. ..................        Switzerland
     Merrill Lynch Diversified Investments, LLC.........        Delaware
       Merrill Lynch Credit Products, LLC...............        Delaware
          Merrill Lynch Mortgage Capital Inc. ..........        Delaware
            Merrill Lynch Mortgage Lending, Inc. .......        Delaware
            Wilshire Credit Corporation.................        Delaware
     Merrill Lynch Trust Company, FSB...................        Federal
     MLDP Holdings, Inc. ...............................        Delaware
       Merrill Lynch Derivatives Products AG............        Switzerland
     ML IBK Positions, Inc. ............................        Delaware
       Merrill Lynch PCG, Inc. .........................        Delaware
       Merrill Lynch Capital Corporation................        Delaware
       ML Leasing Equipment Corp. (14)..................        Delaware
       Merrill Lynch Canada Holdings Company............        Nova Scotia
          Merrill Lynch Canada Finance Company (15).....        Nova Scotia
          Merrill Lynch & Co., Canada Ltd. (16).........        Ontario
            Merrill Lynch Financial Assets Inc. ........        Canada
            Merrill Lynch Canada Inc. ..................        Canada
     Merrill Lynch Bank USA.............................        Utah
       MLBUSA Funding Corporation.......................        Delaware
       Merrill Lynch Business Financial Services Inc.
          (18)..........................................        Delaware
       Merrill Lynch Credit Corporation.................        Delaware
          Merrill Lynch NJ Investment Corporation.......        New Jersey
       Merrill Lynch Utah Investment Corporation........        Utah
       Merrill Lynch Community Development Company,
          LLC...........................................        New Jersey
       Merrill Lynch Commercial Finance Corp. ..........        Delaware
       Merrill Lynch Private Finance Inc. ..............        Delaware
     Merrill Lynch International Incorporated...........        Delaware
       Merrill Lynch Futures Asia Limited...............        Taiwan
       Merrill Lynch Futures (Hong Kong) Limited........        Hong Kong
       Merrill Lynch Taiwan Limited.....................        Taiwan
       Merrill Lynch International Bank.................        Federal
       Merrill Lynch Reinsurance Solutions LTD..........        Bermuda
       Merrill Lynch (Australasia) Pty Limited..........        New South Wales, Australia
          Merrill Lynch Finance (Australia) Pty
            Limited.....................................        Victoria, Australia
          Merrill Lynch Markets (Australia) Pty
            Limited.....................................        New South Wales, Australia
            Equity Margins Ltd. ........................        Victoria, Australia
            Merrill Lynch (Australia) Pty. Ltd. ........        New South Wales, Australia
            Merrill Lynch Equities (Australia)
               Limited..................................        Victoria, Australia
            Merrill Lynch Private (Australia) Limited...        New South Wales, Australia

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
            Berndale Securities Limited.................        Victoria, Australia
               Merrill Lynch (Australia) Nominees Pty
                 Limited................................        New South Wales, Australia
            Merrill Lynch International (Australia)
               Limited..................................        New South Wales, Australia
               Merrill Lynch (Australia) Futures
                 Limited................................        New South Wales, Australia
       Merrill Lynch Japan Securities Co., Ltd. ........        Japan
          Merrill Lynch Japan Finance Co., Ltd. ........        Japan
       Merrill Lynch International Holdings Inc. .......        Delaware
          Merrill Lynch France S.A.S. ..................        France
            Merrill Lynch Capital Markets (France)
               S.A.S. ..................................        France
            Merrill Lynch, Pierce, Fenner & Smith SAS...        France
            Merrill Lynch Mexico, S.A. de C.V., Casa de
               Bolsa....................................        Mexico
            PT Merrill Lynch Indonesia (19).............        Indonesia
            Merrill Lynch (Asia Pacific) Limited........        Hong Kong
               Merrill Lynch Far East Limited...........        Hong Kong
            Merrill Lynch Bank and Trust Company
               (Cayman) Limited.........................        Cayman Islands, British West
                                                                  Indies
               Institucion Financiera Externa Merrill
                 Lynch Bank (Uruguay) S.A. .............        Uruguay
               Merrill Lynch Espanola Agencia de Valores
                 S.A. ..................................        Spain
          Merrill Lynch Capital Markets AG (20).........        Switzerland
          Merrill Lynch Europe PLC (21).................        England
            Merrill Lynch Administration Services
               (Luxembourg) S.a r.l. ...................        Luxembourg
            Merrill Lynch Asset Management U.K.
               Limited..................................        England
            Merrill Lynch Global Asset Management
               Limited..................................        England
            Merrill Lynch, Pierce, Fenner & Smith
               Limited..................................        England
            ML UK Capital Holdings (22).................        England
               Merrill Lynch International (23).........        England
            Merrill Lynch Europe Intermediate
               Holdings.................................        England
               Merrill Lynch Capital Markets Espana
                 S.A., S.V. ............................        Spain
            Merrill Lynch (Singapore) Pte. Ltd. (24)....        Singapore
            Merrill Lynch South Africa (Pty) Ltd.
               (25).....................................        South Africa
          Merrill Lynch Argentina S.A. .................        Argentina
          Merrill Lynch Pierce Fenner & Smith de
            Argentina S.A.F.M. y de M (26)..............        Argentina
          Banco Merrill Lynch de Investimentos S.A. ....        Brazil
            Merrill Lynch S.A. Corretora de Titulos e
               Valores Mobiliarios......................        Brazil
          Merrill Lynch S.A. ...........................        Luxembourg
          Merrill Lynch Europe Ltd. ....................        Cayman Islands, British West
                                                                  Indies

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Herzog, Heine, Geduld, LLC.........................        Delaware
     Merrill Lynch Financial Markets Inc. ..............        Delaware
     The Princeton Retirement Group, Inc. ..............        Delaware
       GPC Securities, Inc. ............................        Georgia

---------------
 (1) Also conducts business under the name "Merrill Lynch & Co."

 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4) Held through several intermediate holding companies.

 (5) Merrill Lynch Group, Inc. and Merrill Lynch International Incorporated each hold fifty percent of this entity.

 (6) Held through several intermediate holding companies.

 (7) Held through several intermediate holding companies.

 (8) Held through several intermediate holding companies.

 (9) Held through several intermediate holding companies.

(10) Held through several intermediate holding companies.

(11) Held through several intermediate holding companies.

(12) Princeton Services, Inc. is the general partner and ML & Co. is the limited partner of these partnerships.

(13) Held through several intermediate holding companies.

(14) This corporation has 26 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

(15) Held through several intermediate holding companies.

(16) Held through several intermediate holding companies.

(17) Held through several intermediate holding companies.

(18) Also conducts business under the name "Merrill Lynch Capital."

(19) Merrill Lynch International Holdings Inc. has an 80% stake in this entity through a joint venture.

(20) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."

(21) Held through several intermediate holding companies.

(22) Held through several intermediate holding companies.

(23) Partially owned by another indirect subsidiary of ML & Co.

(24) Held through intermediate subsidiaries.

(25) Held through intermediate subsidiaries.

(26) Partially owned by another direct subsidiary of ML & Co.

ITEM 27. NUMBER OF CONTRACTS


     The number of Contracts in force as of August 31, 2006 was 3,497.

ITEM 28. INDEMNIFICATION

     The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

AMENDED AND RESTATED BY-LAWS OF MERRILL LYNCH LIFE INSURANCE COMPANY, ARTICLE VI

SECTIONS 1, 2, 3 AND 4 - INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

BY-LAWS OF MERRILL LYNCH & CO., INC.,

SECTION 2 - INDEMNIFICATION BY CORPORATION

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

OTHER INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer, executive vice presidents, chief financial officer, and controller of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------                --------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
Dow Kim                                     Director and Executive Vice President
Robert J. McCann                            Director, Chairman of the Board and Chief
                                              Executive Officer
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer
Joseph F. Regan                             First Vice President, Chief Financial
                                              Officer and Controller

---------------

     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, New Jersey 08534 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account A, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 25(th) day of September, 2006.


                               Merrill Lynch Life Variable Annuity
                               Separate Account A
                                    (Registrant)

                                         By: /s/ BARRY G. SKOLNICK
                                             ----------------------------------------------
                                             Barry G. Skolnick
                                             Senior Vice President and General Counsel

                                                Merrill Lynch Life Insurance Company
                                                            (Depositor)

                                         By: /s/ BARRY G. SKOLNICK
                                             ----------------------------------------------
                                             Barry G. Skolnick
                                             Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post Effective Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacities indicated on September 25, 2006.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Chairman of the Board, President,
---------------------------------------------    Chief Executive Officer and Chief Actuary
              Deborah J. Adler

                      *                        Director and Senior Vice President
---------------------------------------------
               John C. Carroll

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director and Vice President
---------------------------------------------
              Paul Michalowski

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                  EXHIBIT LIST


EXHIBIT                            DESCRIPTION                            PAGE
-------                            -----------                            ----
(4)(p)     Guaranteed Minimum Income Benefit Plus Endorsement and
            Schedule Pages.
(4)(q)     Schedule Pages for Guaranteed Minimum Income Benefit
            Endorsement.
(4)(r)     Schedule Pages for Guaranteed Minimum Death Benefit
            Endorsement (GMIB Plus Version).
(4)(s)     Schedule Pages for Guaranteed Minimum Death Benefit
            Endorsement (GMWB Version).